SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17:-	SUBSEQUENT EVENTS

In accordance with the adoption of a dividend policy announced on February 13, 2013, as described on Note 14e, the Company announced on February 5, 2015 a declaration of a cash dividend of $0.16 per share for the fourth quarter of 2014 that was paid on March 4, 2015.